Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
ASSETS
Property and equipment, net	$ 48,509		$ 49,072		$ 49,600		$ 50,127		$ 52,533
Cash	2,373	[1]	2,616	[2]	4,535	[3]	6,792	[1],[2],[3],[4]	4,186	[4]
Restricted cash	3,024		2,908		2,981		3,056		3,306
Accounts receivable, net of allowances	6,230		4,323		3,411		2,145		2,100
Prepaid expenses and other	1,251		1,228		993		460		328
Notes receivable	297		319		341		362		444
Intangible assets - bed licenses	2,471		2,471		2,471		2,471		2,471
Intangible assets - lease rights, net	116		122		128		134		158
Right-of-use operating lease assets	22,981		27,151		28,770		29,909		33,740
Goodwill	1,585	[5]	1,585	[6]	1,585	[7]	1,585	[7]	1,585
Lease deposits and other deposits	398		398		398		398		514
Straight-line rent receivable	6,190		7,371		7,343		8,257		6,660
Total assets	95,425		99,564		102,556		105,696		108,025
LIABILITIES AND EQUITY
Senior debt, net	44,887		45,278		45,642		46,043		47,275
Bonds, net	6,119		6,117		6,255		6,239		6,342
Other debt, net	1,562		1,275		980		594		822
Accounts payable	3,478		4,429		4,506		3,749		3,008
Accrued expenses	6,854		5,444		4,964		4,987		2,225
Operating lease obligation	25,258		29,460		30,981		32,059		35,884
Other liabilities	1,367		1,348		1,694		1,629		1,365
Total liabilities	89,525		93,351		95,022		95,300		96,921
Commitments and contingencies (Note 11)
Stockholders’ equity:
Common stock and additional paid-in capital, value	62,642		62,584		62,580		62,515		62,041
Preferred stock, value	62,423		62,423		62,423		62,423		62,423
Accumulated deficit	(119,165)		(118,794)		(117,469)		(114,542)		(113,360)
Total stockholders’ equity	5,900		6,213		7,534		10,396		11,104
Total liabilities and stockholders’ equity	$ 95,425		$ 99,564		$ 102,556		$ 105,696		$ 108,025

[1]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.
[2]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.
[3]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.
[4]	Includes a Medicaid overpayment of $1.0 million and $0.5 million received on September 30, 2021, and October 7, 2021, respectively, which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2021.
[5]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[6]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[7]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.